Leases - Summary of weighted average discount rate and weighted average remaining lease term of operating leases (Detail)	Mar. 31, 2023	Mar. 31, 2022
Leases [Abstract]
Weighted-average discount rate used to measure lease liabilities	1.50%	1.40%
Weighted-average remaining lease term	6 years 6 months	7 years 2 months 12 days